Commitments and Contingencies - Schedule of Guarantees (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Guarantor Obligations [Line Items]
Maximum potential undiscounted payment	$ 150,536
Performance guarantees through letters of credit
Guarantor Obligations [Line Items]
Maximum potential undiscounted payment	62,280
Standby letters of credit
Guarantor Obligations [Line Items]
Maximum potential undiscounted payment	720
Bid bonds and performance bonds
Guarantor Obligations [Line Items]
Maximum potential undiscounted payment	$ 87,536